CAPITAL SECURITIES (Tables)	6 Months Ended
Jun. 30, 2026
Share Capital, Reserves And Other Equity Interest [Abstract]
Schedule of Capital Securities
The partnership had the following capital securities outstanding as of June 30, 2026 and December 31, 2025:

(US$ Millions, except where noted)	Shares outstanding	Cumulative dividend rate	Jun. 30, 2026	Dec. 31, 2025
Operating Partnership Class A Preferred Equity Units Series 3	24,000,000	6.75%	$594	$587
New LP Preferred Units(1)	19,000,749	6.25%	466	466
Brookfield Property Split Corp. (“BOP Split”) Senior Preferred Shares:
Series 1	516,766	5.25%	13	13
Series 2	250,517	5.75%	4	5
Series 3	322,130	5.00%	6	6
Series 4	265,961	5.20%	5	5
Rouse Properties L.P. (“Rouse”) Series A Preferred Shares	4,611,000	5.00%	119	170
BSREP II Brazil Office Preferred Shares	4,254,496	8.75%	119	73
Capital Securities – Fund Subsidiaries(2)			—	81
Total capital securities			$1,326	$1,406

Current			744	785
Non-current			582	621
Total capital securities			$1,326	$1,406
(1)New LP Preferred Units shares outstanding are presented net of intracompany shares held by the Operating Partnership.
(2)See Note 29, Related Parties for further information on the Reclassification of Opportunistic Fund Investments to liabilities associated with assets held for sale.

Schedule of Cash Flows from Financing Activities from Capital Securities
Reconciliation of cash flows from financing activities relating to capital securities is shown in the table below:

(US$ Millions)	Six months ended Jun. 30, 2026	Year ended Dec. 31, 2025
Balance, beginning of period	$1,406	$2,829
Capital securities issued	35	79
Capital securities redeemed	(55)	(1)
Non-cash changes in capital securities:
Fair value changes	15	(112)
Foreign currency translations	5	3
Reclassification of Opportunistic Fund Investments to liabilities associated with assets held for sale(1)	(80)	—
Deconsolidation of India REIT(2)	—	(1,392)
Balance, end of period	$1,326	$1,406
(1)See Note 29, Related Parties for further information on the Reclassification of Opportunistic Fund Investments.
(2)See Note 4, Investment Properties for further information on the Deconsolidation of India REIT.